Document and Entity Information	Jul. 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 26, 2023
Entity File Number	000-03295
Entity Registrant Name	Koss Corporation
Entity Central Index Key	0000056701
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-1168275
Entity Address, Address Line One	4129 North Port Washington Avenue
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212
City Area Code	414
Local Phone Number	964-5000
Title of 12(b) Security	Common Stock, $0.005 par value per share
Trading Symbol	KOSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false